UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS®/Sun Life Series Trust

QUARTERLY PORTFOLIO HOLDINGS
March 31, 2006

Money Market Variable Account

PORTFOLIO OF INVESTMENTS	March 31, 2006 (Unaudited)
Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 13.0%

Banks & Credit Companies - 13.0%
Caylon New York Branch, 4.73%, 5/22/06	$1,643,000	$1,643,000
Citibank N.A., 4.715%, 5/17/06	648,000	648,000
Credit Suisse First Boston, NY, 4.985%, 9/13/06	1,635,000	1,635,000
Royal Bank of Canada, New York Branch, 4.7125%, 5/19/06	1,464,000	1,463,980
Societe Generale London, 4.705%, 5/11/06	1,566,000	1,566,000

Total Certificates of Deposit, at Amortized Cost and Value		$6,955,980

COMMERCIAL PAPER - 82.1%(y)

Banks & Credit Companies - 20.7%
Abbey National North America LLC, 4.83%, due 6/01/06	$1,622,000	$1,608,725
Bank of America Corp., 4.625%, due 4/25/06	1,347,000	1,342,847
Citigroup Funding, Inc., 4.745%, due 5/12/06	992,000	986,639
Depfa Bank PLC, 4.45%, due 4/10/06 (t)	1,709,000	1,707,099
Dexia Delaware LLC, 4.64%, due 5/09/06	1,676,000	1,667,791
HBOS Treasury Services PLC, 4.65%, due 5/15/06	1,677,000	1,667,469
Svenska Handelsbanken, Inc., 4.57%, due 4/27/06	449,000	447,518
UBS Finance Delaware LLC, 4.625%, due 5/10/06	1,679,000	1,670,588

		$11,098,676

Entertainment - 3.1%
Gannett, Co., 4.49%, due 4/04/06 (t)	$1,677,000	$1,676,373

Financial Institutions - 51.8%
Alpine Securitization Corp., 4.64%, due 5/01/06 (t)	$1,655,000	$1,648,601
American Express Credit Corp., 4.53%, due 4/07/06	1,678,000	1,676,733
American General Finance Corp., 4.625%, due 5/11/06	1,668,000	1,659,428
Barton Capital LLC, 4.745%, due 5/15/06 (t)	1,648,000	1,638,443
CAFCO LLC, 4.6%, due 4/17/06 (t)	1,661,000	1,657,604
CRC Funding LLC, 4.58%, due 4/17/06 (t)	324,000	323,340
CRC Funding LLC, 4.67%, due 5/02/06 (t)	1,322,000	1,316,684
Ciesco LLC, 4.56%, due 4/18/06 (t)	1,161,000	1,158,500
Edison Asset Securitization LLC, 4.6%, due 5/04/06 (t)	1,687,000	1,679,886
FCAR Owner Trust, 4.78%, due 4/25/06	1,617,000	1,611,847
Falcon Asset Securitization Corp., 4.66%, due 5/02/06 (t)	1,646,000	1,639,395
General Electric Capital Corp., 4.73%, due 6/27/06	1,666,000	1,646,956
Govco, Inc., 4.6%, due 5/04/06 (t)	1,684,000	1,676,899
Jupiter Securitization Corp., 4.55%, due 4/05/06 (t)	1,681,000	1,680,150
Kitty Hawk Funding Corp., 4.61%, due 5/10/06 (t)	1,679,000	1,670,615
New Center Asset Trust, 4.76%, due 4/20/06	1,627,000	1,622,913
Old Line Funding LLC, 4.57%, due 4/12/06 (t)	1,859,000	1,856,404
Windmill Funding Corp., 4.68%, due 5/01/06 (t)	1,648,000	1,641,573

		$27,805,971

Insurance - 0.5%
MetLife, Funding Inc., 4.54%, due 5/08/06	$253,000	$251,819

Network & Telecom - 3.0%
BellSouth Corp., 4.74%, due 5/08/06 (t)	$1,646,000	$1,637,981

Utilities - Electric Power - 3.0%
Florida Power & Light Co., 4.75%, due 5/04/06	$1,616,000	$1,608,964

Total Commercial Paper, at Amortized Cost and Value		$44,079,784

REPURCHASE AGREEMENT - 5.2%
Morgan Stanley, 4.81% dated 3/31/06, due 4/03/06, total to be received $2,797,105 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost	$2,796,000	$2,796,000

Total Investments, at Amortized Cost and Value		$53,831,764

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(164,670)

NET ASSETS - 100.0%		$53,667,094

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.